Business Acquisition (Details) - USD ($)	Aug. 20, 2018	Sep. 27, 2017	Nov. 09, 2016
Acquisition of Judge China [Member]
Business Acquisition [Line Items]
Cash acquired			$ 268,014
Accounts receivable, net			325,888
Prepayments, deposits and other assets, net			67,570
Property and equipment, net			1,875
Intangible assets, net			339,883
Salaries and benefits payable			(86,483)
Tax payables			(16,147)
Accounts payable and other current liabilities			(259,361)
Deferred tax liabilities			(65,264)
Non-controlling interests			(290,994)
Goodwill			195,080
Total consideration			$ 480,061
Acquisition of Huanyu [Member]
Business Acquisition [Line Items]
Cash acquired		$ 79,156
Accounts receivable, net		87,674
Prepayments, deposits and other assets, net		7,707
Accounts payable and other current liabilities		(5,310)
Goodwill		50,045
Previous held equity interests		152,312
Cash consideration		66,960
Total consideration		$ 219,272
Acquisition of Infogain [Member]
Business Acquisition [Line Items]
Cash acquired	$ 6,843
Accounts receivable, net	458,943
Prepayments, deposits and other assets, net	14,454
Property and equipment, net	1,190
Intangible assets, net	337,685
Accounts payable and other current liabilities	(504,235)
Deferred tax liabilities	(57,406)
Non-controlling interests	(64,879)
Goodwill	227,506
Total consideration	$ 420,101